SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /x/

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  60

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/

     Amendment No.  61

                        (Check appropriate box or boxes.)

          TOUCHSTONE FUNDS GROUP TRUST FILE NOS. 33-70958 and 811-8104
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               (Exact name of Registrant as Specified in Charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
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                (Address of Principal Executive Offices) Zip Code

        Registrant's Telephone Number, including Area Code (513) 878-4066
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              Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
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                     (Name and Address of Agent for Service)

With Copy to: John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective
(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to Registration Statement No. 002-80859 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 28th day of April, 2011.

                                          TOUCHSTONE FUNDS GROUP TRUST

                                          By: /s/ Jill T. McGruder
                                              ----------------------------------
                                              Jill T. McGruder
                                              President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

         *                              Trustee               April 28, 2011
----------------------------
Phillip R. Cox

         *                              Trustee               April 28, 2011
----------------------------
Donald C. Siekmann

         *                              Trustee               April 28, 2011
----------------------------
H. Jerome Lerner


         *                              Trustee               April 28,  2011
----------------------------
John P. Zanotti

         *                              Trustee               April 28, 2011
----------------------------
Susan J. Hickenlooper

/s/ Jill T. McGruder                    Trustee and            April 28, 2011
----------------------------            President
Jill T. McGruder

/s/ Terrie A. Wiedenheft                Controller,            April 28, 2011
----------------------------            Treasurer and
Terrie A. Wiedenheft                    Principal Financial
                                        Officer


* By: /s/ Jay S. Fitton
      -----------------------------
      Jay S. Fitton
      (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBITS

EX-101.INS              XBRL Instance Document

EX-101.SCH              XBRL Taxonomy Extension Schema Document

EX-101.CAL              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE              XBRL Taxonomy Extension Presentation Linkbase